TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE RECEIVABLES [abstract]
Schedule of trade receivables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Trade receivables	3,369,331	4,148,413
Including: receivables from related parties	730,061	2,808,052
Less: Provision for impairment of receivables	(4,965)	(6,203)
	3,364,366	4,142,210

Schedule of aging analysis of the outstanding trade receivables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Within 1 year (Note 3.1(b))	2,517,281	2,799,028
Over 1 year but within 2 years	588,640	763,812
Over 2 years but within 3 years	223,675	522,122
Over 3 years	39,735	63,451
	3,369,331	4,148,413

Schedule of aging analysis of past due but not impaired trade receivables
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Over 1 year but within 2 years	588,640	758,141
Over 2 years but within 3 years	223,675	522,122
Over 3 years but within 5 years	34,770	62,919
	847,085	1,343,182

Schedule of aging analysis of impaired trade receivables
	2016	2017
	RMB’000	RMB’000

Over 1 year but within 2 years	-	5,671
Over 5 years	4,965	532
	4,965	6,203

Schedule of movements on provision for impairment of trade receivables
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

At 1 January	7,003	8,395	4,965
Provision for impairment loss	3,305	6	5,904
Reversal	(127)	-	-
Written-off	(1,786)	(3,436)	(4,666)
At 31 December	8,395	4,965	6,203